Financial Instruments and Risk Management - Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Concentration Risk [Line Items]
Accounts Receivable	893.6	824.8
Wal-Mart Stores [Member]
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	19.50%	20.10%	21.40%
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts Receivable	118.8